Summary Prospectus
February 28, 2020
Hartford International Equity Fund
Classes A, C, and I of the Fund are closed to new investors. No purchases of a closed share class are allowed, other than as described in this summary prospectus.
Share Classes	Tickers
Class A	HDVAX
Class C	HDVCX
Class I	HDVIX
Class R3	HDVRX
Class R4	HDVSX
Class R5	HDVTX
Class R6	HDVVX
Class Y	HDVYX
Class F	HDVFX
Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, reports to shareholders, and other information about the Fund, including the Fund's daily net asset value, online at hartfordfunds.com/prospectuses.html. You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund's prospectus and statement of additional information dated February 28, 2020, each as may be amended, supplemented or restated, are incorporated by reference into this summary prospectus. The Fund's statement of additional information may be obtained, free of charge, in the same manner as the Fund's prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with the Fund.
If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

Investment Objective. The Fund seeks long-term capital appreciation.
Your Expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 71 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.
Shareholder Fees  (fees paid directly from your investment)
Share Classes	A	C	I	R3	R4	R5	R6	Y	F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Share Classes	A	C	I	R3	R4	R5	R6	Y	F
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	1.00%	None	0.50%	0.25%	None	None	None	None
Other expenses(2)	0.26%	0.25%	0.17%	0.28%	0.25%	0.19%	0.08%	0.19%	0.08%
Total annual fund operating expenses	0.97%	1.71%	0.63%	1.24%	0.96%	0.65%	0.54%	0.65%	0.54%
(1)
For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)
"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.

Example. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:
•
You invest $10,000

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Your investment has a 5% return each year

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The Fund’s operating expenses remain the same

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You reinvest all dividends and distributions

•
You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$644	$842	$1,057	$1,674
C	$274	$539	$928	$2,019
I	$64	$202	$351	$786
R3	$126	$393	$681	$1,500
R4	$98	$306	$531	$1,178
R5	$66	$208	$362	$810
R6	$55	$173	$302	$677
Y	$66	$208	$362	$810
F	$55	$173	$302	$677

You would pay the following expenses if you did not redeem your shares:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$644	$842	$1,057	$1,674
C	$174	$539	$928	$2,019
I	$64	$202	$351	$786
R3	$126	$393	$681	$1,500
R4	$98	$306	$531	$1,178
R5	$66	$208	$362	$810
R6	$55	$173	$302	$677
Y	$66	$208	$362	$810
F	$55	$173	$302	$677
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategy. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities or equity-related securities, including derivative investments that provide exposure to equity securities. The Fund seeks to outperform the MSCI ACWI ex USA Index. The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may invest in companies of any market capitalization, and may trade securities actively.
The Fund seeks its investment objective by employing a multiple sleeve structure, which means the Fund has several components that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), manages using different investment styles. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale. Each of these sleeves is managed independently of each other. Wellington Management also may allocate a portion of the Fund’s assets in securities that Wellington Management believes may complement the risk factor biases of the other sleeves (“Risk Managed Sleeve”) and selects such securities using systematic screening methodologies. Wellington Management does not allocate a set percentage to any specific sleeve but instead seeks a flexible and diversified Fund profile. Together the strategies represent a wide range of investment philosophies that are intended to be complementary to each other, companies, industries, and market capitalizations.
Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.
Foreign Investments Risk −Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United

Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.
Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Regional/Country Focus Risk −To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.
Mid Cap and Small Cap Securities Risk −Investments in mid- and small-capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.
Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
Asset Allocation Risk −The risk that if the Fund’s strategy for allocating assets among different portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.
Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.
Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Past Performance.  The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:
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Assume reinvestment of all dividends and distributions

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Reflect the Fund's performance when the Fund pursued a modified investment strategy prior to August 13, 2015.

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Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:
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Shows how the Fund’s total return has varied from year to year

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Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•
Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)
Highest/Lowest quarterly results during the periods shown in the bar chart were:
Highest 19.18% (3rd quarter, 2010)   Lowest -20.37% (3rd quarter, 2011)
Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average annual total returns for periods ending December 31, 2019 (including sales charges)
Share Classes	1 Year	5 Years	10 Years
Class A – Return Before Taxes	13.74%	4.65%	5.01%
– After Taxes on Distributions	13.29%	4.25%	4.69%
– After Taxes on Distributions and Sale of Fund Shares	8.68%	3.67%	4.06%
Share Classes (Return Before Taxes)
Class C	18.50%	5.07%	4.82%
Class I	20.76%	6.20%	5.99%
Class R3	19.98%	5.55%	5.33%
Class R4	20.41%	5.83%	5.64%
Class R5	20.76%	6.13%	5.95%
Class R6*	20.88%	6.43%	6.12%
Class Y	20.76%	6.34%	6.07%
Class F*	20.99%	6.32%	6.04%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	21.51%	5.51%	4.97%
*
Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.

Management. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management. The Fund employs a multiple portfolio manager structure. The portfolio managers with the most significant responsibilities are set forth below:
Portfolio Manager	Title	Involved with Fund Since
Gregg R. Thomas, CFA	Senior Managing Director and Director, Investment Strategy	2013
Thomas S. Simon, CFA, FRM	Senior Managing Director and Portfolio Manager	2015
PURCHASE AND SALE OF FUND SHARES.  Classes A, C, and I of the Fund are closed to new investors. No purchases of a closed share class are allowed, other than as follows: (i) purchases by shareholders of record of the Fund as of March 30, 2018 to add to their existing Fund accounts through subsequent purchases, through conversions of their shares for another share class in the Fund, or through exchanges from other Hartford mutual funds; (ii) purchases through reinvestment of dividends or capital gains distributions; (iii) purchases by existing shareholders, or exchanges into the Fund by shareholders of other Hartford mutual funds, through participation in broker/dealer wrap-fee programs (i.e., certain approved broker/dealer wrap-fee programs can place new shareholders into the Fund); (iv) purchases by qualified employee benefit plans, such as 401(k), 403(b), 457 plans and health savings account programs (and their successor, related and affiliated plans) that have made the Fund available to participants on or before March 30, 2018; (v) purchases by certain financial institutions or financial intermediary firms that have been approved by Hartford Funds Distributors, LLC to purchase shares of the Fund on behalf of their client; (vi) purchases, including through reinvestment of dividends or capital gains distributions, by any shareholder who receives shares of the Fund as part of a reorganization; and (vii) purchases through an approved broker-dealer by: employees of Hartford Funds Management Company, LLC and its affiliates, employees of Wellington Management, and directors of The Hartford Mutual Funds, Inc. Please see the section entitled “Classes of Shares” in the Fund’s statutory prospectus for more information. Not all share classes are available for all investors. Minimum investment amounts may be waived for certain accounts. Certain financial intermediaries may impose different restrictions than those described below.
Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50	$50
Class R3, Class R4, Class R5 and Class R6	No minimum initial investment	None
Class Y	$250,000 This requirement is waived when the shares are purchased through omnibus accounts (or similar types of accounts).	None
Class F	$1,000,000 This requirement is waived when the shares are purchased through omnibus accounts (or similar types of accounts).	None
For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.
You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares through your financial intermediary. With respect to certain accounts, you may sell your shares on the web at hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds to request to sell your shares. For regular mail, please send the request to Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060. For overnight mail, please send the request to Hartford Funds, 430 W 7th Street, Suite 219060, Kansas City, MO 64105-1407.
TAX INFORMATION. The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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8February 28, 2020 MFSUM-IE_022820